GOING CONCERN (Details Narrative) - USD ($)	May 31, 2025	May 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 5,750,188
Accumulated deficit	$ 15,811,938	$ 14,863,486